25. Net Loss Per Share (Details - Basic and Diluted) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss from continuing operations attributable to stockholders of the Company	$ (6,168)	$ (26,682)	$ (101,696)
Numerator for net loss from discontinued operations per share-basic and diluted	$ (6,114)	$ (64,398)	$ (119,000)
Denominator:
Basic weighted-average ordinary shares	7,262,023	6,826,633	6,415,616
Diluted weighted-average ordinary shares	7,262,023	6,826,633	6,415,616
Basic and diluted net loss per share-continuing operations	$ (0.9)	$ (4)	$ (16)
Basic and diluted net loss per share-discontinued operations	$ (0.8)	$ (9)	$ (18)